BASIS OF PRESENTATION (Policies)	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
BASIS OF PRESENTATION [Abstract]
Consolidation Policy
Ruby Tuesday, Inc., including its wholly-owned subsidiaries ("RTI," the "Company," "we," and/or "our"), owns and operates Ruby Tuesday®, Lime Fresh Mexican Grill® ("Lime Fresh"), Marlin & Ray's™, and Wok Hay® casual dining restaurants. We also operate Truffles® restaurants pursuant to a license agreement and franchise the Ruby Tuesday, Lime Fresh, and Wok Hay concepts in selected domestic and international markets. The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). Accordingly, they do not include all of the information and footnotes required by U.S. generally accepted accounting principles ("GAAP") for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring entries) considered necessary for a fair presentation have been included. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Operating results for the 13- and 26-week periods ended December 4, 2012 are not necessarily indicative of results that may be expected for the 52-week year ending June 4, 2013.

Description of Business and Principles of Consolidation
Ruby Tuesday, Inc. including its wholly-owned subsidiaries ("RTI," the "Company," "we" and/or "our") develops, operates and franchises casual dining restaurants in the United States, Guam, and 12 foreign countries under the Ruby Tuesday® brand. We also own and operate 13 Lime Fresh Mexican Grill® ("Lime Fresh"), 11 Marlin & Ray's™, two Truffles®, and one Wok Hay® casual dining restaurants. At June 5, 2012, we owned and operated 714 Ruby Tuesday restaurants concentrated primarily in the Southeast, Northeast, Mid-Atlantic, and Midwest of the United States, which we consider to be our core markets. As of our fiscal year end, there were 79 domestic and international franchise Ruby Tuesday restaurants located in 14 states primarily outside the Company's existing core markets (primarily the Western United States and portions of the Midwest) and in the Asia Pacific Region, Middle East, Guam, Canada, Iceland, Eastern Europe, the United Kingdom, and Central and South America. Also at fiscal year end, there were four domestic franchise Lime Fresh restaurants located in Florida.

RTI consolidates its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.